Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related parties
Subsidiaries and Other Related Parties
	Assets		Liabilities		Operating result - Sales/(Purchases)
	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2023
Transactions with subsidiaries and joint ventures
Transactions with joint ventures
Refinaria de Petróleo Riograndense S.A.	2	‐	11,156	9,846	(726,418)	(457,885)	(510,510)
Latitude Logística Portuária S.A.	4,620	10,862	49	‐	‐	‐	-
Navegantes Logística Portuária S.A.	90,850	29,406	‐	‐	‐	‐	-
Hidrovias do Brasil S.A.	‐	416	‐	‐	‐	‐	-
Obrinel S.A.	1,618	‐	‐	‐	‐	‐	-
Others	11,349	7,943	3,968	2,875	419	851	571
Transactions with other related parties
Chevron Oronite Brasil Ltda. (1)	2,847	‐	34,460	13,434	(241,586)	(195,925)	(175,053)
Chevron Products Company (1)	‐	‐	188,578	159,432	(638,568)	(745,812)	(370,137)
Others	3,218	8,760	1,726	1,449	(228)	(3,718)	(13,157)
Total	114,504	57,387	239,937	187,036	(1,606,381)	(1,402,489)	(1,068,286)
Trade receivables (Note 5)	9,288	8,662	‐	‐	‐	‐	-
Other receivables	20	416	‐	‐	‐	‐	-
Trade payables (Note 16)	‐	‐	237,062	183,520	‐	‐	-
Related parties	105,196	48,309	2,875	3,516	‐	‐	-
Sales and services provided	‐	‐	‐	‐	49,972	21,125	14,779
Purchases	‐	‐	‐	‐	(1,656,353)	(1,423,614)	(1,083,065)

(1)	Non-controlling shareholders and other related parties of Iconic.

Expenses for Compensation of its Key Executives

The expenses for compensation of its key executives (Company’s directors and executive officers) are shown below:

	12/31/2025	12/31/2024	12/31/2023
Short-term compensation	41,181	51,814	54,396
Stock compensation	74,349	62,952	35,165
Post-employment benefits	3,592	4,767	4,206
Termination benefits	-	-	1,007
Total	119,122	119,533	94,774

Restricted Stock Program

The table below summarizes the restricted and performance stock programs under the 2017 Plan and the 2023 Plan, and the 2025 Plan (Hidrovias):

Company	Program	Grant date	Number of shares granted (Quantity)	Vesting period	Fair value of shares on the grant date (in R$)	Total exercisable grant costs, including taxes (in R$ thousands)	Accumulated recognized exercisable grant costs (in R$ thousands)	Unrecognized exercisable grant costs (in R$ thousands)
Ultrapar	Restricted	September 16, 2020	140,000	2026	23.03	5,464	(4,857)	607
Ultrapar	Restricted	September 22, 2021	1,000,000	2027	14.17	24,093	(18,616)	5,477
Ultrapar	Restricted	September 21, 2022	2,640,000	2032	12.98	64,048	(20,771)	43,277
Ultrapar	Restricted	December 7, 2022	1,500,000	2032	13.47	37,711	(11,631)	26,080
Ultrapar	Restricted	April 20, 2023	1,117,425	2026	14.50	30,418	(27,638)	2,780
Ultrapar	Performance	April 20, 2023	1,146,186	2026	14.50	31,466	(28,687)	2,779
Ultrapar	Restricted	September 20, 2023	3,700,000	2033	18.75	129,322	(30,220)	99,102
Ultrapar	Restricted	April 17, 2024	3,444,789	2027 to 2029	26.94	175,894	(72,459)	103,435
Ultrapar	Restricted	June 19, 2024	60,683	2027	21.47	2,468	(1,234)	1,234
Ultrapar	Restricted	October 1, 2024	1,295,000	2034	23.10	55,785	(6,973)	48,812
Ultrapar	Restricted	April 3, 2025	4,558,462	2027 to 2028	17.78	153,500	(31,076)	122,424
Ultrapar	Restricted	November 13, 2025	750,000	2035	22.84	32,430	(541)	31,889
			21,352,545			742,599	(254,703)	487,896
Hidrovias	Restricted	July 1, 2025	1,244,523	2028	3.55	4,961	(828)	4,133
			1,244,523			4,961	(828)	4,133

Summarized Changes of Number of Restricted and Performance Shares Granted
Ultrapar
Number of shares as of December 31, 2022	8,934,704
Shares granted during the year	6,930,871
Cancellation of granted shares due to termination of executive employment	(583,180)
Shares transferred (vesting)	(447,800)
Number of shares as of December 31, 2023	14,834,595
Shares granted during the year	5,061,396
Cancellation of granted shares due to termination of executive employment	(139,105)
Shares transferred (vesting)	(1,235,182)
Number of shares as of December 31, 2024	18,521,704
Ultrapar shares granted during the year	5,351,177
Cancellation of Ultrapar shares due to termination of executive	(209,432)
Ultrapar shares transferred (vesting)	(2,310,904)
Number of shares as of December 31, 2025	21,352,545

Hidrovias
Number of shares as of December 31, 2024	-
Hidrovias shares granted during the year	1,244,523
Number of shares as of December 31, 2025	1,244,523